Offerings	Nov. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares,
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares,
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above seven rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares to be offered by the Selling Shareholders
Amount Registered | shares	16,825,575
Proposed Maximum Offering Price per Unit | $ / shares	3.35
Maximum Aggregate Offering Price	$ 56,365,676.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,784.10
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of common shares and preferred shares, debt securities, purchase contracts, warrants and rights of Core AI Holdings, Inc., as having an aggregate offering price not to exceed $250,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of common shares and preferred shares and amount of debt securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Common Shares as reported on Nasdaq on November 7, 2025.